Goodwill and intangible assets - Disclosure of reconciliation of changes in intangible assets and goodwill (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	£ 8,275
Intangible assets and goodwill, ending balance	8,284	£ 8,275
Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	14,732	14,674
Additions	1,345	1,649
Disposals	(1,314)	(1,310)
Exchange and other movements	(205)	(281)
Intangible assets and goodwill, ending balance	14,558	14,732
Accumulated amortisation and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	(6,457)	(6,880)
Disposals	1,313	1,310
Amortisation charge	(1,245)	(1,168)
Impairment charge	(9)	(19)
Exchange and other movements	124	300
Intangible assets and goodwill, ending balance	(6,274)	(6,457)
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	4,450
Intangible assets and goodwill, ending balance	4,415	4,450
Goodwill | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	5,308	5,035
Additions	0	263
Disposals	0	0
Exchange and other movements	(35)	10
Intangible assets and goodwill, ending balance	5,273	5,308
Goodwill | Accumulated amortisation and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	(858)	(858)
Disposals	0	0
Amortisation charge	0	0
Impairment charge	0	0
Exchange and other movements	0	0
Intangible assets and goodwill, ending balance	(858)	(858)
Software | Internally generated
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	3,383
Intangible assets and goodwill, ending balance	3,548	3,383
Software | Internally generated | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	7,280	7,190
Additions	1,341	1,225
Disposals	(1,306)	(1,156)
Exchange and other movements	(74)	21
Intangible assets and goodwill, ending balance	7,241	7,280
Software | Internally generated | Accumulated amortisation and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	(3,897)	(3,965)
Disposals	1,306	1,156
Amortisation charge	(1,135)	(1,066)
Impairment charge	(8)	(19)
Exchange and other movements	41	(3)
Intangible assets and goodwill, ending balance	(3,693)	(3,897)
Software | Other
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	185
Intangible assets and goodwill, ending balance	122	185
Software | Other | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	671	717
Additions	4	12
Disposals	(5)	(58)
Exchange and other movements	(4)	0
Intangible assets and goodwill, ending balance	666	671
Software | Other | Accumulated amortisation and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	(486)	(478)
Disposals	4	58
Amortisation charge	(63)	(67)
Impairment charge	(1)	0
Exchange and other movements	2	1
Intangible assets and goodwill, ending balance	(544)	(486)
Core deposits
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	16
Intangible assets and goodwill, ending balance	13	16
Core deposits | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	17	0
Additions	0	17
Disposals	0	0
Exchange and other movements	0	0
Intangible assets and goodwill, ending balance	17	17
Core deposits | Accumulated amortisation and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	(1)	0
Disposals	0	0
Amortisation charge	(3)	(1)
Impairment charge	0	0
Exchange and other movements	0	0
Intangible assets and goodwill, ending balance	(4)	(1)
Brand
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	5
Intangible assets and goodwill, ending balance	4	5
Brand | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	7	7
Additions	0	0
Disposals	0	0
Exchange and other movements	0	0
Intangible assets and goodwill, ending balance	7	7
Brand | Accumulated amortisation and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	(2)	(1)
Disposals	0	0
Amortisation charge	(1)	(1)
Impairment charge	0	0
Exchange and other movements	0	0
Intangible assets and goodwill, ending balance	(3)	(2)
Customer lists
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	157
Intangible assets and goodwill, ending balance	117	157
Customer lists | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	1,230	1,569
Additions	0	66
Disposals	0	(90)
Exchange and other movements	(78)	(315)
Intangible assets and goodwill, ending balance	1,152	1,230
Customer lists | Accumulated amortisation and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	(1,073)	(1,438)
Disposals	0	90
Amortisation charge	(33)	(28)
Impairment charge	0	0
Exchange and other movements	71	303
Intangible assets and goodwill, ending balance	(1,035)	(1,073)
Licences and other
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	79
Intangible assets and goodwill, ending balance	65	79
Licences and other | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	219	156
Additions	0	66
Disposals	(3)	(6)
Exchange and other movements	(14)	3
Intangible assets and goodwill, ending balance	202	219
Licences and other | Accumulated amortisation and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	(140)	(140)
Disposals	3	6
Amortisation charge	(10)	(5)
Impairment charge	0	0
Exchange and other movements	10	(1)
Intangible assets and goodwill, ending balance	£ (137)	£ (140)